UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05878

Franklin Value Investors Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 10/31/11

Item 1. Reports to Stockholders.

FVIT N-CSR PE 10/31/11

OCTOBER 31, 2011

ANNUAL REPORT
AND SHAREHOLDER LETTER

Franklin All Cap
Value Fund

Franklin Balance Sheet
Investment Fund

Franklin Large Cap
Value Fund

Franklin MicroCap
Value Fund

Franklin MidCap
Value Fund

Franklin Small Cap
Value Fund

Sign up for electronic delivery
on **franklintempleton.com**

VALUE

FRANKLIN
VALUE INVESTORS TRUST

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · Mutual Series

Annual Report

Economic and Market Overview

The U.S. economy expanded modestly despite geopolitical and inflationary pressures during the 12-month period ended October 31, 2011. Although the manufacturing sector powered the U.S. economy out of the recession, its growth rate slowed in the second half of the period as high commodity prices reduced purchasing power. European and Asian manufacturing activity also weakened during the year. Third quarter U.S. gross domestic product growth registered an estimated annualized 2.0% rate, following 0.4% and 1.3% annualized rates in the first two quarters of 2011.1

The U.S. financial system continued to heal, but the country still faced persistent unemployment, housing market weakness and massive debt. The U.S. Federal Reserve Board (Fed) cut its growth forecast for the world’s largest economy as manufacturing growth slowed globally. Some observers attributed the slow growth to the effects of Japan’s earthquake and its aftermath, high commodity prices and a fading inventory restocking cycle. Monetary policy tightening in most parts of the world also inhibited growth and cooled the commodities rally. Inflation rose across much of the world but stayed relatively contained in the U.S. The Fed sought to boost economic growth by maintaining its accommodative monetary policy and undertook a second round of quantitative easing that ended on June 30. Subsequently, the Fed continued to purchase Treasuries with proceeds from maturing debt in an effort to support economic growth.

Corporate profit strength and favorable economic prospects in some regions of the world supported equities. U.S. stock markets generally did well for much of the 12-month period, but positive momentum waned as investors weathered oil supply disruptions due to revolutions and civil unrest in the Middle East and North Africa as well as the multiple crises triggered by Japan’s earthquake and tsunami. Also weighing on investor sentiment were sovereign debt worries and credit downgrades in Europe, the political stalemate in raising the U.S. debt ceiling and Standard & Poor’s downgrade of the long-term U.S. credit rating to AA+ from AAA. Despite significant volatility, U.S. stocks posted gains for the 12-month reporting period as measured by the Standard & Poor’s® 500 Index.2

1. Source: Bureau of Economic Analysis.

2. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. Standard & Poor’s does not sponsor, endorse, sell or promote any S&P index-based product.

Annual Report | 3

Near period-end, the Fed announced plans intended to boost the economy by driving down long-term interest rates. The Fed intends to sell $400 billion in short-term securities over the next year and purchase an equal amount of long-term securities. The Fed also anticipated it would keep short-term rates near zero through mid-2013. In this environment, investors sought the perceived safety of U.S. Treasuries, which drove their prices higher and yields lower for the fiscal year under review.

The foregoing information reflects our analysis and opinions as of October 31, 2011. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

4 | Annual Report

Manager’s Discussion

During the 12 months under review, major contributors to Fund performance included ceramic products manufacturer Ceradyne, oil services provider Bristow Group, and information technology software and services provider International Business Machines. Other contributors to performance included transportation equipment manufacturer Trinity Industries, helicopter transportation services provider PHI, offshore drilling contractor Ensco, contract researcher Pharmaceutical Product Development (PPDI), utilities company NV Energy, retailer Wal-Mart Stores, and oil and natural gas exploration and production company Unit Corp.

Detractors from performance included specialty pharmaceutical company Hospira, global document management and business outsourcing services provider Xerox, and information technology provider Computer Sciences. Other positions that hurt results were video game hardware and software developer Nintendo, cable and wire manufacturer Nexans, energy equipment manufacturer Natural Gas Services Group, food processing services provider John Bean Technologies, military communications equipment manufacturer Griffon, canned fruit and vegetables company Seneca Foods and electronics manufacturing services provider Benchmark Electronics.

During the Fund’s fiscal year, we initiated several positions including Computer Sciences, Hospira, John Bean Technologies, Microsoft, Natural Gas Services Group, Nexans, Nintendo, PepsiCo, Xerox and Tidewater. We also added to several existing positions including Bemis, Benchmark Electronics and Seneca Foods. We liquidated our positions in Computer Sciences, Hospira, Kennametal, RTI International Metals and Trinity Industries, among others. We also eliminated our holding in PPDI, which was subject to an all-cash takeover offer from The Carlisle Group and Hellman & Friedman of $33.25 per share, a 29% premium over the previous day’s closing price for PPDI’s shares. We reduced our positions in Adidas, Ceradyne and PHI, among others.

6 | Annual Report

Annual Report | 7

Performance Summary as of 10/31/11

Franklin All Cap Value Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

8 | Annual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Annual Report | 11

12 | Annual Report

Your Fund’s Expenses

Franklin All Cap Value Fund

As a Fund shareholder, you can incur two types of costs:

• Transaction costs, including sales charges (loads) on Fund purchases; and

• Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1. Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2. Multiply the result by the number under the heading “Expenses Paid During Period.”

If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 13

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

14 | Annual Report

Franklin Balance Sheet Investment Fund

Your Fund’s Goal and Main Investments: Franklin Balance Sheet Investment Fund seeks high total return, of which capital appreciation and income are components, by investing most of its assets in equity securities of companies of any size that we believe are undervalued in the marketplace at the time of purchase but have the potential for capital appreciation.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This annual report for Franklin Balance Sheet Investment Fund covers the fiscal year ended October 31, 2011.

Performance Overview

Franklin Balance Sheet Investment Fund – Class A posted a +2.75% cumulative total return for the 12 months under review. The Fund underperformed the +5.94% total return of its benchmark, the Russell 3000® Value Index, which measures performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.1 Although this report covers a 12-month period, our investment strategy aims for long-term results. You can find the Fund’s long-term performance data in the Performance Summary beginning on page 18.

Investment Strategy

Our strategy is to buy shares of financially sound, well-established companies at a low price-to-book value when we have reasonable confidence that book value will increase over several years. Book value per share is a company’s net worth or shareholders’ equity on an accounting or “book” basis, divided by shares outstanding. We generally define “low price-to-book value” as the lower two deciles (20%) of our investable universe, which we derive from a proprietary database for screening purposes. This strategy is not aimed at short-term trading gains, nor do we consider the composition of any index. Rather, we try to identify individual companies that meet our investment criteria, and we assume at purchase that we will hold the positions for several years.

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 74.

Annual Report | 15

Manager’s Discussion

On October 31, 2011, the Fund’s total net assets were $1.7 billion, with short-term investments and other net assets making up 3.0%, compared with total net assets of $2.0 billion and short-term investments and other net assets of 2.8% on October 31, 2010.

During the Fund’s fiscal year, we identified several new investment opportunities: building products manufacturer Ameron International, global financial services company Citigroup, copper electrical wire manufacturer Encore Wire, wire and cable products manufacturer General Cable, bank holding company Keycorp, building products manufacturer Louisiana-Pacific, cable and wire manufacturer Nexans, and chicken farmer and processor Sanderson Farms. We also added significantly to existing positions HCC Insurance Holdings, Noble and Overseas Shipholding Group and made smaller additions to numerous other holdings. Cash deployed into new or existing positions totaled $189.4 million.

Portfolio sales totaled $535.4 million. During the period, we liquidated the following holdings: Alliance One International, Ameron International, Armstrong World Industries, Cincinnati Financial, Corn Products International, Dillard’s, Furmanite, Genworth Financial, Hudson City Bancorp, Kansas City Life Insurance, Louisiana-Pacific, Sanderson Farms, A.O. Smith, Universal, Westlake Chemical and Xcel Energy. We reduced several positions, with the most significant sales including shares of Alaska Air Group, Trinity Industries and Watson Pharmaceuticals.

During the 12-month reporting period, major contributors to Fund performance included electric utility PNM Resources, basic chemicals manufacturer Westlake Chemical and generic pharmaceuticals company Watson Pharmaceuticals. Other contributors included Trinity Industries (diversified manufacturing), NV Energy (utilities), Armstrong World Industries (flooring products manufacturer), Bristow Group (helicopter transportation services), RLI (insurance), Smithfield Foods (pork products) and Mueller Industries (metals processing).

Detractors from results included crude oil and petroleum products shipping company Overseas Shipholding Group, oil and natural gas services company Exterran Holdings, and multi-line insurer Old Republic International. Other detractors included Citigroup (financial services), StanCorp Financial Group (insurance), Sherritt International (natural resources), Genworth Financial (financial services), Furniture Brands International (home furnishings) and Nexans (cable and wire manufacturing).

16 | Annual Report

Bruce C. Baughman, CPA
Lead Portfolio Manager

William J. Lippman
Margaret McGee
Donald G. Taylor, CPA

Portfolio Management Team
Franklin Balance Sheet Investment Fund

Top 10 Equity Holdings

Franklin Balance Sheet Investment Fund
10/31/11

Company *Sector/Industry*	% of Total Net Assets
NV Energy Inc. *Utilities*	3.7%
Prudential Financial Inc. *Life & Health Insurance*	3.0%
Bristow Group Inc. *Energy*	2.5%
StanCorp Financial Group Inc. *Life & Health Insurance*	2.5%
E-L Financial Corp. Ltd. (Canada) *Multi-line Insurance*	2.4%
Validus Holdings Ltd. (Bermuda) *Reinsurance*	2.3%
Trinity Industries Inc. *Capital Goods*	2.3%
American National Insurance Co. *Multi-line Insurance*	2.3%
PNM Resources Inc. *Utilities*	2.3%
Reliance Steel & Aluminum Co. *Materials*	2.2%

Annual Report | 17

Performance Summary as of 10/31/11

Franklin Balance Sheet Investment Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

18 | Annual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge
(CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only;
Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Annual Report | 19

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

20 | Annual Report

Annual Report | 21

Endnotes

Value securities may not increase in price as anticipated or may decline further in value. While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve heightened risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. The Fund may invest up to 25% of its total assets in foreign securities, which may involve special risks, including currency fluctuations and economic and political uncertainty. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class B:	These shares have higher annual fees and expenses than Class A shares.
Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6. Source: © 2011 Morningstar. The Russell 3000® Value Index is market capitalization weighted and measures performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

22 | Annual Report

Your Fund’s Expenses

Franklin Balance Sheet Investment Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 23

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.91%; B: 1.66%; C: 1.66%; R: 1.16%; and Advisor: 0.66%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

24 | Annual Report

Franklin Large Cap Value Fund

Your Fund’s Goal and Main Investments: Franklin Large Cap Value Fund seeks long-term capital appreciation by investing at least 80% of its net assets in large capitalization companies that we believe are undervalued. We define large capitalization companies as those with market capitalizations that are similar in size at the time of purchase to those in the Russell 1000® Index.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This annual report for Franklin Large Cap Value Fund covers the fiscal year ended October 31, 2011.

Performance Overview

Franklin Large Cap Value Fund – Class A posted a +2.09% cumulative total return for the 12 months under review. The Fund underperformed the +6.16% total return of its benchmark, the Russell 1000® Value Index, which measures performance of those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.2 Although this report covers a 12-month period, our investment strategy aims for long-term results. You can find the Fund’s long-term performance data in the Performance Summary beginning on page 28.

Investment Strategy

We seek to invest in securities of large capitalization companies that we believe are selling below their underlying worth and hold them until they reach what we consider their fair market value. Our aim is to construct a diversified portfolio of fundamentally sound companies purchased at attractive prices, often when they are out of favor with other investors for reasons we believe are temporary. Portfolio securities are selected without regard to benchmark comparisons and are based on fundamental, bottom-up research focusing on several criteria, such as low price relative to earnings, cash flow or book value. We also consider stocks with recent sharp price declines that we believe still have significant growth potential or that possess valuable intangibles not reflected in the stock price.

1. The Russell 1000® Index is market capitalization weighted and measures performance of the largest companies in the Russell 3000® Index, which represents the majority of the U.S. market’s total market capitalization.

2. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 83.

Annual Report | 25

Manager’s Discussion

During the 12 months under review, contributors to Fund performance included several holdings in the consumer discretionary sector such as retailer Nordstrom, home improvement warehouse operator Home Depot, athletic footwear and apparel company NIKE, and fast food restaurant operator McDonald’s.3 Several energy sector holdings also boosted results, including Occidental Petroleum, ConocoPhillips and Exxon Mobil. Other key contributors to Fund performance were information technology provider International Business Machines, insurer Chubb and industrial goods manufacturer Dover Corp.

Detractors from results included financials sector holdings Citigroup, Bank of America, Aflac, Allstate and MetLife.4 Other positions that hindered performance were aluminum company Alcoa, coal company Peabody Energy, specialty pharmaceutical company Hospira, business outsourcing services provider Xerox and information technology provider Computer Sciences.

During the Fund’s fiscal year, the Fund initiated positions in consumer electronics retailer Best Buy, integrated energy company Chevron, information technology provider Computer Sciences, specialty pharmaceutical company Hospira, engineered products designer and manufacturer ITT, diversified technology manufacturer Johnson Controls, global snacks and beverages manufacturer PepsiCo, life insurer Prudential Financial, generic pharmaceuticals company Teva Pharmaceutical Industries, property casualty insurer The Travelers Cos. and business outsourcing services provider Xerox. We also added to our holdings in financial services company Citigroup and supplemental insurance provider Aflac and made smaller additions to several other positions. We liquidated our holdings in Beam (formerly, Fortune Brands), Dow Chemical, Entergy, Hospira, Kimberly-Clark and Transocean. We reduced our holdings in Dover, General Electric and Illinois Tool Works, among others.

3. The consumer discretionary sector comprises consumer durables and apparel, consumer services, and retailing in the SOI.

4. The financials sector comprises banks, diversified financials and insurance in the SOI.

26 | Annual Report

Thank you for your continued participation in Franklin Large Cap Value Fund. We look forward to serving your future investment needs.

William J. Lippman
President and Lead Portfolio Manager

Bruce C. Baughman, CPA
Margaret McGee
Donald G. Taylor, CPA

Portfolio Management Team
Franklin Large Cap Value Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 27

Performance Summary as of 10/31/11

Franklin Large Cap Value Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

28 | Annual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only;

Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Annual Report | 29

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Annual Report | 31

Performance Summary (continued)

Endnotes

While stocks have historically outperformed other asset classes over the long term, they tend to fluctuate more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. The Fund may invest up to 25% of its total assets in foreign securities, which may involve special risks, including currency fluctuations and economic and political uncertainty. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class B:	These shares have higher annual fees and expenses than Class A shares.
Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Past expense reductions by the Fund’s manager increased the Fund’s total returns. If the manager had not taken this action, the Fund’s total returns would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Effective 11/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 11/1/05, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 11/1/05, actual Advisor
Class performance is used reflecting all charges and fees applicable to that class. Since 11/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +3.63% and +0.60%.
8. Source: © 2011 Morningstar. The Russell 1000® Value Index is market capitalization weighted and measures per-
formance of those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.
The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

32 | Annual Report

Your Fund’s Expenses

Franklin Large Cap Value Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 33

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.41%; B: 2.10%; C: 2.11%; R: 1.65%; and Advisor: 1.11%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

34 | Annual Report

Franklin MicroCap Value Fund

Your Fund’s Goal and Main Investments: Franklin MicroCap Value Fund seeks high total return, of which capital appreciation and income are components, by investing at least 80% of its net assets in securities of companies with market capitalizations under $400 million at the time of purchase that we believe are undervalued in the marketplace.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

We are pleased to bring you Franklin MicroCap Value Fund’s annual report for the fiscal year ended October 31, 2011.

Performance Overview

Franklin MicroCap Value Fund – Class A delivered a +14.16% cumulative total return for the 12 months under review. The Fund outperformed the +3.54% total return of its benchmark, the Russell 2000® Value Index, which measures performance of those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.1 Although this report covers a 12-month period, our investment strategy aims for long-term results. You can find the Fund’s long-term performance data in the Performance Summary beginning on page 38.

Investment Strategy

Our strategy is to buy shares of financially sound, well-established companies at a low price-to-book value, where we have reasonable confidence that book value will increase over several years. We limit purchases to companies with market capitalizations of less than $400 million, which we define as “microcap.” Book value per share is a company’s net worth or shareholders’ equity on an accounting or “book” basis, divided by shares outstanding. This strategy is not aimed at short-term trading gains, nor do we consider the composition of any index. Rather, we try to identify individual companies that meet our investment criteria, and we assume at purchase that we will hold the positions for several years.

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 88.

Annual Report | 35

Manager’s Discussion

On October 31, 2011, the Fund’s total net assets were $348.3 million, with short-term investments and other net assets making up 7.0%, compared with total net assets of $347.5 million and short-term investments and other net assets of 5.4% on October 31, 2010. The Fund closed to new investors (with the exception of certain retirement accounts) in January 2004. The close does not restrict existing shareholders from adding to or reducing their investment in the Fund, except that once an account is reduced to zero, it may not be reopened unless the Fund reopens.

We identified several new investment opportunities during the Fund’s fiscal year: property casualty insurer Hallmark Financial Services, watch and jewelry manufacturer Movado Group, compressor manufacturer Natural Gas Services Group, specialty vehicle manufacturer Spartan Motors, and community banks LCNB, Midsouth Bancorp and Penseco Financial Services. We also added to existing positions in Frisch’s Restaurants, John B. Sanfilippo & Son and USA Truck, among others. Cash deployed into new and existing positions totaled $32.1 million during the period.

Portfolio sales totaled $84.0 million. We eliminated the following positions: Alliance One International, BFC Financial, First Mercury Financial, GTSI, Johnson Outdoors, Mercer Insurance Group and SFN Group. During the Fund’s fiscal year, Mercer Insurance Group was acquired by United Fire & Casualty and SFN was purchased by Randstad Holding.

During the 12 months under review, key contributors to Fund performance included Mercer International (kraft pulp), SFN Group (staffing services) and Omega Protein Group (fish meal and oil). Other holdings that helped results included A.T. Cross (writing instruments and sunglasses), Delta Apparel (t-shirts), Smithfield Foods (pork products), Hurco Companies (machine tools), Miller Industries (vehicle towing and recovery equipment), American Pacific (specialty chemicals) and PHI (helicopter transportation services).

Detractors from performance included International Shipholding (marine transportation), Ducommun (aerospace components and services), John B. Sanfilippo & Son (tree nuts), USA Truck (transportation services), Tandy Brands Accessories (clothing accessories), Tecumseh Products (compressors), Seneca Foods (canned fruit and vegetables), Continental Materials (building products) and RTI International Metals (titanium products).

36 | Annual Report

Bruce C. Baughman, CPA
Lead Portfolio Manager

William J. Lippman
Margaret McGee
Donald G. Taylor, CPA

Portfolio Management Team
Franklin MicroCap Value Fund

Top 10 Equity Holdings

Franklin MicroCap Value Fund
10/31/11

Company *Sector/Industry*	% of Total Net Assets
Seneca Foods Corp., A & B *Food, Beverage & Tobacco*	4.1%
Delta Apparel Inc. *Consumer Durables & Apparel*	3.9%
PHI Inc. *Energy*	3.1%
Healthcare Services Group Inc. *Commercial & Professional Services*	2.9%
Hurco Companies Inc. *Capital Goods*	2.8%
ACMAT Corp., A *Insurance*	2.8%
Smithfield Foods Inc. *Food, Beverage & Tobacco*	2.8%
Hardinge Inc. *Capital Goods*	2.6%
Village Super Market Inc., A *Food & Staples Retailing*	2.4%
Shoe Carnival Inc. *Retailing*	2.2%

Annual Report | 37

Performance Summary as of 10/31/11

Franklin MicroCap Value Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

38 | Annual Report

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Annual Report | 39

Performance Summary (continued)

Endnotes

The Fund’s ability to invest in smaller company securities that may have limited liquidity involves additional risks, such as relatively small revenues, limited product lines and small market share. Historically, these stocks have exhibited greater price volatility than larger company stocks, especially over the short term. In addition, the Fund may invest up to 25% of its total assets in foreign securities, which involve special risks, including currency fluctuations and economic and political uncertainty. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. 3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6. Effective 11/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 11/1/05, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 11/1/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 11/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +34.63% and +5.08%.

7. Source: © 2011 Morningstar. The Russell 2000® Value Index is market capitalization weighted and measures performance of those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

40 | Annual Report

Your Fund’s Expenses

Franklin MicroCap Value Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 41

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.15% and Advisor: 0.90%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

42 | Annual Report

Franklin MidCap Value Fund

Your Fund’s Goal and Main Investments: Franklin MidCap Value Fund seeks long-term total return by investing at least 80% of net assets in securities of mid-capitalization companies that we believe are undervalued. We define mid-capitalization companies as those with market capitalizations that are similar in size at the time of purchase to those in the Russell Midcap® Index.1

This annual report for Franklin MidCap Value Fund covers the fiscal year

Performance data represent past ended October 31, 2011. performance, which does not guarantee future results. Investment return and principal value will Performance Overview fluctuate, and you may have a gain or loss when you sell your shares. Franklin MidCap Value Fund – Class A posted a +1.26% cumulative total Current performance may differ return for the 12 months under review. The Fund underperformed the from figures shown. Please visit +5.83% total return of its benchmark, the Russell Midcap® Value Index, franklintempleton.com or call which measures those Russell Midcap® Index companies with lower price-to-

(800) 342-5236 for most recent book ratios and lower forecasted growth values.2 Although this report covers month-end performance. a 12-month period, our investment strategy aims for long-term results. You can find the Fund’s long-term performance data in the Performance Summary beginning on page 46.

Investment Strategy

Our goal is to invest in mid-capitalization companies that we determine are currently undervalued and have the potential for capital appreciation. The Fund purchases stocks that are out of favor in the market for reasons we believe will prove to be temporary in nature. In addition, the Fund may invest in companies with valuable intangibles we believe are not reflected in the stock price. This strategy is not aimed at short-term trading gains, nor do we consider the composition of any index. Rather, we try to identify attractively priced, financially sound companies that meet our investment criteria, and we assume at purchase that we will hold the positions for several years.

1. The Russell Midcap® Index is market capitalization weighted and measures performance of the smallest companies in the Russell 1000® Index, which represent a modest amount of the Russell 1000® Index’s total market capitalization.

2. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 95.

Annual Report | 43

Manager’s Discussion

During the 12 months under review, significant contributors to Fund performance included contract research firm Pharmaceutical Product Development (PPDI), insurer W.R. Berkley and retailer Nordstrom. Other contributors to results included Celenese (chemicals), W.W. Grainger (industrial distribution), NV Energy (utilities), Total System Services (electronic payment processing), Watson Pharmaceuticals (generic pharmaceuticals), Beam (formerly, Fortune Brands; beverages) and Chesapeake Energy (energy).

Detractors from results included specialty pharmaceutical company Hospira, global business outsourcing services provider Xerox, information technology provider Computer Sciences, and industrials companies ITT and Babcock & Wilcox. Other detractors included shipping company Overseas Shipholding Group, regional bank Hudson City Bancorp, specialty health care company Endo Pharmaceuticals Holdings, aerospace and defense services company SAIC, and financial services provider Genworth Financial.

During the Fund’s fiscal year, we initiated positions in the following companies: industrials company Babcock & Wilcox, information technology provider Computer Sciences, video game retailer GameStop, specialty pharmaceutical company Hospira, industrials company ITT, aerospace and defense company L-3 Communications, insurance and consulting firm Marsh & McLennan Companies, and global business outsourcing services provider Xerox. We added to holdings in Arthur J. Gallagher & Co., Beam and Sempra Energy, among numerous others.

We eliminated several holdings including Chesapeake Energy, Erie Indemnity, Hospira, Roper Industries and Transatlantic Holdings. We reduced our positions in Celanese and Time Warner Cable, among others. We also reduced our position in PPDI, which was subject to an all-cash takeover offer from The Carlisle Group and Hellman & Friedman of $33.25 per share, a 29% premium over the previous day’s closing price for PPDI’s shares. In addition, Unilever completed its cash acquisition of long-time Fund holding Alberto-Culver during the period.

44 | Annual Report

Thank you for your continued participation in Franklin MidCap Value Fund.

We look forward to serving your future investment needs.

Bruce C. Baughman, CPA
William J. Lippman
Margaret McGee
Donald G. Taylor, CPA

Portfolio Management Team
Franklin MidCap Value Fund

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 45

Performance Summary as of 10/31/11

Franklin MidCap Value Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

46 | Annual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 1.05% (other than certain nonroutine expenses) until 2/29/12.

Annual Report | 47

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Average Annual Total Return

Class A	10/31/11
1-Year	-4.57%
5-Year	-1.55%
Since Inception (7/1/05)	+0.89%

Class A (7/1/05–10/31/11)

$15,000
$10,000
$5,000
7/05
10/07
10/09
10/11
$12,766
$11,641
$10,577
Franklin MidCap Value Fund
Russell Midcap® Value Index[7]
CPI[7]

Average Annual Total Return

Class C	10/31/11
1-Year	-0.50%
5-Year	-1.05%
Since Inception (7/1/05)	+1.16%

Class C (7/1/05–10/31/11)

$15,000
$10,000
$5,000
$12,766
$11,641
$10,758

48 | Annual Report

Annual Report | 49

Performance Summary (continued)

Endnotes

While stocks have historically outperformed other asset classes over the long term, they tend to fluctuate more dramatically over the short term. Historically, midsize company securities have been more volatile in price than larger company securities, especially over the short term. Midsize companies may be more susceptible to particular economic events or competitive factors than are larger, more broadly diversified companies. In addition, the Fund may invest up to 25% of its total assets in foreign securities, which involve special risks, including currency fluctuations and economic and political uncertainty. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s total returns would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Source: © 2011 Morningstar. The Russell Midcap® Value Index is market capitalization weighted and measures performance of those Russell
Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Consumer Price Index (CPI), calculated by the U.S.
Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

50 | Annual Report

Your Fund’s Expenses

Franklin MidCap Value Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 51

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.35%; C: 2.05%; R: 1.55%; and Advisor: 1.05%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

52 | Annual Report

Franklin Small Cap Value Fund

Your Fund’s Goal and Main Investments: Franklin Small Cap Value Fund seeks long-term total return by investing at least 80% of net assets in securities of small-capitalization companies that we believe are undervalued. We define small-capitalization companies as those with market capitalizations less than $3.5 billion at the time of purchase.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

We are pleased to bring you Franklin Small Cap Value Fund’s annual report for the fiscal year ended October 31, 2011.

Performance Overview

Franklin Small Cap Value Fund – Class A delivered a +6.73% cumulative total return for the 12 months under review. The Fund outperformed the +4.49% total return of its benchmark, the Russell 2500TM Value Index, which measures performance of those Russell 2500TM Index companies with lower price-to-book ratios and lower forecasted growth values.1 Although this report covers a 12-month period, our investment strategy aims for long-term results. You can find the Fund’s long-term performance data in the Performance Summary beginning on page 56.

Investment Strategy

We seek to invest in small-capitalization companies that we believe are selling below their underlying worth and hold them until they reach what we consider their fair market value. We seek a diversified portfolio of fundamentally sound companies purchased at attractive prices, often when they are out of favor with other investors. Portfolio securities are selected without regard to benchmark comparisons and are based on fundamental, bottom-up research focusing on several criteria, such as low price relative to earnings, book value or cash flow. We also consider stocks with recent sharp price declines that we believe still have significant growth potential or that possess valuable intangibles not reflected in the stock price.

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 103.

Annual Report | 53

Manager’s Discussion

During the 12 months under review, major contributors to Fund performance included automotive components supplier Gentex, basic chemicals producer Westlake Chemical and metal products manufacturer Mueller Industries. Other contributors to results included Bristow Group (helicopter transportation services), Group 1 Automotive (automotive products and services), Global Industries (offshore oil and gas services), Lancaster Colony (specialty foods), Nordson (industrial goods), Pharmaceutical Product Development (PPDI; contract researcher) and Gardner Denver (industrial goods).

Detractors from performance included crude oil and petroleum products shipping company Overseas Shipholding Group, multi-line insurer Old Republic International and retailer Christopher & Banks. Other detractors from results included insurer Protective Life, automotive safety systems manufacturer Autoliv, electronics manufacturing services provider Benchmark Electronics, insurer StanCorp Financial Group, specialty chemicals and materials manufacturer Cabot, aircraft-related aftermarket services provider AAR Corp., and specialty industrial components manufacturer EnPro Industries.

During the Fund’s fiscal year, the Fund initiated positions in steel and copper products fabricator Commercial Metals, battery and energy storage company EnerSys, video game retailer GameStop, wire and cable products manufacturer General Cable, specialty chemicals company H.B. Fuller, medical technology and services provider Hill-Rom Holdings, specialty industrial goods manufacturer Kaydon, printed circuit board manufacturer Multi-Fineline Electronix, financial services company Oriental Financial Group, industrial goods manufacturer Pentair, graphics services company Schawk, and global plastic compounds and resins producer A. Schulman. We also added to existing positions in Cato, Transatlantic Holdings and The Hanover Insurance Group, among others.

We liquidated several holdings including Erie Indemnity, PNM Resources, Westlake Chemical and Warnaco Group. Some positions we reduced were NV Energy, Mettler-Toledo International and Nordson. We also reduced our position in PPDI, which was subject to an all-cash takeover offer from The Carlisle Group and Hellman & Friedman of $33.25 per share, a 29% premium over the previous day’s closing price for PPDI’s shares. In addition, we eliminated our position in Global Industries, which accepted an all-cash buy-out offer from Technip of $8 per share, a 55% increase over the prior day’s closing price for Global’s shares.

54 | Annual Report

Thank you for your continued participation in Franklin Small Cap Value Fund. We look forward to serving your future investment needs.

Bruce C. Baughman, CPA
Margaret McGee
Donald G. Taylor, CPA

Portfolio Management Team
Franklin Small Cap Value Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 55

Performance Summary as of 10/31/11

Franklin Small Cap Value Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

56 | Annual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only;

Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Annual Report | 57

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Performance Summary (continued)

Class C (11/1/01–10/31/11)

$30,000
$20,000
$10,000
$0
11/01
10/03
10/05
10/07
10/09
10/11
$22,433
$20,854
$12,742
Franklin Small Cap Value Fund
Russell 2500™ Value Index[4]
CPI[4]

Average Annual Total Return

Class C	10/31/11
1-Year	+4.99%
5-Year	+0.71%
10-Year	+7.63%

Class R (8/1/02–10/31/11)

$30,000
$20,000
$10,000
$0
8/02
10/03
10/05
10/07
10/09
10/11
$21,283
$21,113
$12,572
Franklin Small Cap Value Fund
Russell 2500™ Value Index[4]
CPI[4]

Average Annual Total Return

Class R	10/31/11
1-Year	+6.53%
5-Year	+1.21%
Since Inception (8/1/02)	+8.41%

Annual Report | 59

Endnotes

The Fund’s investments in smaller company stocks carry special risks as such stocks have historically exhibited greater price volatility than larger company stocks, particularly over the short term. Additionally, smaller companies often have relatively small revenues, limited product lines and small market share. In addition, the Fund may invest up to 25% of its total assets in foreign securities, which involve special risks, including currency fluctuations and economic and political uncertainty. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class B:	These shares have higher annual fees and expenses than Class A shares.
Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6. Source: © 2011 Morningstar. The Russell 2500TM Value Index is market capitalization weighted and measures performance of those Russell 2500TM Index companies with lower price-to-book ratios and lower forecasted growth values. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

60 | Annual Report

Your Fund’s Expenses

Franklin Small Cap Value Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 61

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.27%; B: 1.96%; C: 1.96%; R: 1.47%; and Advisor: 0.96%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

62 | Annual Report

aFor the period June 1, 2007 (commencement of operations) to October 31, 2007.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hBenefit of expense reduction rounds to less than 0.01%.

Annual Report | The accompanying notes are an integral part of these financial statements. | 63

aFor the period June 1, 2007 (commencement of operations) to October 31, 2007.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hBenefit of expense reduction rounds to less than 0.01%.

64 | The accompanying notes are an integral part of these financial statements. | Annual Report

aFor the period June 1, 2007 (commencement of operations) to October 31, 2007.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hBenefit of expense reduction rounds to less than 0.01%.

Annual Report | The accompanying notes are an integral part of these financial statements. | 65

aFor the period June 1, 2007 (commencement of operations) to October 31, 2007.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hBenefit of expense reduction rounds to less than 0.01%.

66 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Value Investors Trust

Statement of Investments, October 31, 2011

Annual Report | 67

Franklin Value Investors Trust

Statement of Investments, October 31, 2011 (continued)

Franklin All Cap Value Fund	Shares	Value
Common Stocks (continued)		
Pharmaceuticals, Biotechnology & Life Sciences 3.6%		
Johnson & Johnson	13,200	$ 849,948
Retailing 3.3%		
The Home Depot Inc.	7,000	250,600
J.C. Penney Co. Inc.	16,200	519,696
		770,296
Software & Services 9.0%		
International Business Machines Corp.	5,900	1,089,317
Microsoft Corp.	34,200	910,746
Nintendo Co. Ltd., ADR (Japan)	5,000	94,500
		2,094,563
Technology Hardware & Equipment 6.0%		
[a]Benchmark Electronics Inc.	45,400	623,796
Xerox Corp.	94,000	768,920
		1,392,716
Utilities 5.3%		
Avista Corp.	14,500	369,025
IDACORP Inc.	10,400	419,952
NV Energy Inc.	27,800	445,912
		1,234,889
Total Common Stocks (Cost $19,671,607)		21,785,895
Short Term Investments (Cost $1,469,635) 6.3%		
Money Market Funds 6.3%		
[b,c]Institutional Fiduciary Trust Money Market Portfolio	1,469,635	1,469,635
Total Investments (Cost $21,141,242) 99.8%		23,255,530
Other Assets, less Liabilities 0.2%		57,343
Net Assets 100.0%		$23,312,873

See Abbreviations on page 137.

aNon-income producing.
bSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

68 | The accompanying notes are an integral part of these financial statements. | Annual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fBenefit of expense reduction rounds to less than 0.01%.
gExcludes the value of portfolio securities delivered as a result of a redemption in-kind.

Annual Report | The accompanying notes are an integral part of these financial statements. | 69

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fBenefit of expense reduction rounds to less than 0.01%.
gExcludes the value of portfolio securities delivered as a result of a redemption in-kind.

70 | The accompanying notes are an integral part of these financial statements. | Annual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fBenefit of expense reduction rounds to less than 0.01%.
gExcludes the value of portfolio securities delivered as a result of a redemption in-kind.

Annual Report | The accompanying notes are an integral part of these financial statements. | 71

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fBenefit of expense reduction rounds to less than 0.01%.
gExcludes the value of portfolio securities delivered as a result of a redemption in-kind.

72 | The accompanying notes are an integral part of these financial statements. | Annual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eBenefit of expense reduction rounds to less than 0.01%.
fExcludes the value of portfolio securities delivered as a result of a redemption in-kind.

Annual Report | The accompanying notes are an integral part of these financial statements. | 73

Franklin Value Investors Trust

Statement of Investments, October 31, 2011

74 | Annual Report

Franklin Value Investors Trust

Statement of Investments, October 31, 2011 (continued)

Annual Report | 75

Franklin Value Investors Trust

Statement of Investments, October 31, 2011 (continued)

76 | Annual Report

Franklin Value Investors Trust

Statement of Investments, October 31, 2011 *(continued)*

Franklin Balance Sheet Investment Fund	Principal Amount	Value
Short Term Investments (continued)		
[f]Investments from Cash Collateral Received for Loaned Securities (continued)		
[g]Repurchase Agreements (continued)		
HSBC Securities (USA) Inc.,		
0.08%, 11/01/11 (Maturity Value $413,023)		
Collateralized by U.S. Treasury Notes, 0.625% - 4.25%, 2/18/13 - 11/15/13; and U.S. Treasury Strips, zero cpn., 11/15/12 - 11/15/40 (valued at $421,283)	$ 413,022	$ 413,022
0.09%, 11/01/11 (Maturity Value $5,000,012)		
Collateralized by U.S. Government Agency Securities, zero cpn. - 4.75%, 5/18/12 - 3/17/31; and U.S. Government Agency Strips, zero cpn., 7/15/12 - 4/15/30 (valued at $5,100,025)	5,000,000	5,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.10%, 11/01/11 (Maturity Value $5,000,014)		
Collateralized by U.S. Government Agency Securities, 0.50%, 10/30/12 - 2/15/13 (valued at $5,100,024)	5,000,000	5,000,000
RBS Securities Inc., 0.10%, 11/01/11 (Maturity Value $5,735,220)		
Collateralized by [h]U.S. Government Agency Discount Notes, 5/02/12; and U.S. Government Agency Securities, 0.375% - 8.875%, 11/23/11 - 7/15/32 (valued at $5,849,925)	5,735,204	5,735,204
Total Repurchase Agreements (Cost $24,148,226)		24,148,226
Total Investments from Cash Collateral Received for Loaned Securities (Cost $27,183,879)		26,576,748
Total Investments (Cost $1,348,874,458) 101.5%		1,759,861,565
Other Assets, less Liabilities (1.5)%		(25,620,768)
Net Assets 100.0%		$1,734,240,797

See Abbreviations on page 137.

[a]Non-income producing.

[b]See Note 9 regarding holdings of 5% voting securities.

[c]A portion or all of the security is on loan at October 31, 2011. See Note 1(d).

[d]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2011, the value of this security was $33,600,000, representing 1.94% of net assets.

[f]See Note 1(d) regarding securities on loan.

[g]See Note 1(c) regarding repurchase agreements.

[h]The security is traded on a discount basis with no stated coupon rate.

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fBenefit of expense reduction rounds to less than 0.01%.

78 | The accompanying notes are an integral part of these financial statements. | Annual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fBenefit of expense reduction rounds to less than 0.01%.

Annual Report | The accompanying notes are an integral part of these financial statements. | 79

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dEffective September 1, 2008, the redemption fee was eliminated.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fBenefit of expense reduction rounds to less than 0.01%.

80 | The accompanying notes are an integral part of these financial statements. | Annual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fBenefit of expense reduction rounds to less than 0.01%.

Annual Report | The accompanying notes are an integral part of these financial statements. | 81

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eBenefit of expense reduction rounds to less than 0.01%.

82 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Value Investors Trust

Statement of Investments, October 31, 2011

Franklin Large Cap Value Fund	Shares	Value
Common Stocks 97.6%		
Automobiles & Components 0.3%		
Johnson Controls Inc.	11,500	$ 378,695
Banks 1.5%		
U.S. Bancorp	80,000	2,047,200
Capital Goods 13.6%		
3M Co.	28,500	2,252,070
Dover Corp.	34,500	1,915,785
Eaton Corp.	59,500	2,666,790
General Dynamics Corp.	28,000	1,797,320
General Electric Co.	138,000	2,305,980
Illinois Tool Works Inc.	28,000	1,361,640
ITT Corp.	15,000	684,000
Masco Corp.	108,000	1,036,800
Parker Hannifin Corp.	30,000	2,446,500
United Technologies Corp.	26,500	2,066,470
		18,533,355
Consumer Durables & Apparel 2.1%		
NIKE Inc., B	29,500	2,842,325
Consumer Services 2.0%		
McDonald's Corp.	30,000	2,785,500
Diversified Financials 7.6%		
Bank of America Corp.	136,000	928,880
The Bank of New York Mellon Corp.	75,000	1,596,000
Citigroup Inc.	85,500	2,700,945
Morgan Stanley	30,000	529,200
Northern Trust Corp.	21,000	849,870
State Street Corp.	94,000	3,796,660
		10,401,555
Energy 15.5%		
Apache Corp.	25,000	2,490,750
Chesapeake Energy Corp.	50,000	1,406,000
Chevron Corp.	20,000	2,104,000
ConocoPhillips	37,000	2,577,050
Devon Energy Corp.	30,000	1,948,500
Ensco PLC, ADR	55,000	2,731,300
Exxon Mobil Corp.	34,000	2,655,060
Noble Corp.	40,500	1,455,570
Occidental Petroleum Corp.	26,500	2,462,910
Peabody Energy Corp.	29,000	1,257,730
		21,088,870
Food & Staples Retailing 1.5%		
Wal-Mart Stores Inc.	35,000	1,985,200

Annual Report | 83

Franklin Value Investors Trust

Statement of Investments, October 31, 2011 *(continued)*

Franklin Large Cap Value Fund	Shares	Value
Common Stocks (continued)		
Food, Beverage & Tobacco 2.0%		
Archer-Daniels-Midland Co.	65,000	$ 1,881,100
PepsiCo Inc.	14,000	881,300
		2,762,400
Health Care Equipment & Services 2.5%		
Becton, Dickinson and Co.	29,000	2,268,670
Covidien PLC	17,500	823,200
Medtronic Inc.	10,000	347,400
		3,439,270
Household & Personal Products 2.0%		
The Procter & Gamble Co.	41,500	2,655,585
Insurance 11.7%		
Aflac Inc.	62,500	2,818,125
The Allstate Corp.	100,000	2,634,000
ᵃBerkshire Hathaway Inc., A	8	935,600
Chubb Corp.	46,300	3,104,415
MetLife Inc.	77,000	2,707,320
Prudential Financial Inc.	46,800	2,536,560
The Travelers Cos. Inc.	21,000	1,225,350
		15,961,370
Materials 7.0%		
Air Products and Chemicals Inc.	10,000	861,400
Alcoa Inc.	263,600	2,836,336
Nucor Corp.	98,000	3,702,440
Praxair Inc.	21,000	2,135,070
		9,535,246
Pharmaceuticals, Biotechnology & Life Sciences 9.8%		
Abbott Laboratories	38,400	2,068,608
ᵃGilead Sciences Inc.	52,100	2,170,486
Johnson & Johnson	23,300	1,500,287
Merck & Co. Inc.	94,000	3,243,000
Pfizer Inc.	135,000	2,600,100
Teva Pharmaceutical Industries Ltd., ADR (Israel)	42,000	1,715,700
		13,298,181
Retailing 6.4%		
Best Buy Co. Inc.	38,000	996,740
The Home Depot Inc.	75,000	2,685,000
J.C. Penney Co. Inc.	67,000	2,149,360
Nordstrom Inc.	52,000	2,635,880
ᵃOffice Depot Inc.	84,500	193,505
		8,660,485
Software & Services 7.4%		
Computer Sciences Corp.	42,500	1,337,050
International Business Machines Corp.	28,500	5,261,955
Microsoft Corp.	128,500	3,421,955
		10,020,960

34 | Annual Report

Franklin Value Investors Trust

Statement of Investments, October 31, 2011 (continued)

See Abbreviations on page 137.

aNon-income producing.
bSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

Annual Report | The accompanying notes are an integral part of these financial statements. | 85

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fBenefit of expense reduction rounds to less than 0.01%.

86 | The accompanying notes are an integral part of these financial statements. | Annual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eBenefit of expense reduction rounds to less than 0.01%.

Annual Report | The accompanying notes are an integral part of these financial statements. | 87

Franklin Value Investors Trust

Statement of Investments, October 31, 2011

Franklin MicroCap Value Fund	Shares	Value
Common Stocks and Other Equity Interests 93.0%		
Automobiles & Components 0.8%		
Spartan Motors Inc.	563,367	$ 2,760,498
Banks 4.6%		
Bar Harbor Bankshares	156,400	4,419,865
[a] Citizens Community Bancorp Inc.	143,700	735,744
[a] First Defiance Financial Corp.	235,000	3,339,350
LCNB Corp.	48,700	633,100
Midsouth Bancorp Inc.	225,000	3,089,250
Penseco Financial Services Corp.	15,949	602,394
[a] WSB Holdings Inc.	192,460	439,771
WSFS Financial Corp.	65,919	2,620,280
		15,879,754
Capital Goods 19.6%		
[b,c] A.O. Smith Corp., Contingent Distribution	66,900	351,272
Alamo Group Inc.	267,000	6,367,950
Burnham Holdings Inc., A	219,000	2,890,800
CIRCOR International Inc.	74,000	2,576,680
Ducommun Inc.	243,000	3,467,610
[d] Espey Manufacturing & Electronics Corp.	122,699	2,969,316
[a] Gibraltar Industries Inc.	356,099	3,974,065
[a] Griffon Corp.	120,000	1,136,400
[d] Hardinge Inc.	1,050,000	9,156,000
[a,d] Hurco Cos. Inc.	379,000	9,899,480
Insteel Industries Inc.	119,723	1,234,344
[a] Layne Christensen Co.	51,945	1,308,495
[a] Lydall Inc.	478,332	5,242,519
Miller Industries Inc.	355,000	7,256,200
[a] Northwest Pipe Co.	185,500	4,947,285
[a,c] Smith Investment Co. LLC	44,600	243,962
[a] Sparton Corp.	484,371	4,126,841
[a] Tecumseh Products Co., A	165,700	1,053,852
[a] Tecumseh Products Co., B	12,799	83,065
		68,286,136
Commercial & Professional Services 5.9%		
[a] A. T. Cross Co., A	593,800	7,220,608
Ecology and Environment Inc., A	144,000	2,383,200
Healthcare Services Group Inc.	582,000	10,097,700
Kelly Services Inc., A	60,100	982,635
		20,684,143
Consumer Durables & Apparel 7.3%		
Bassett Furniture Industries Inc.	122,100	921,855
Callaway Golf Co.	150,000	871,500
[a,d] Cobra Electronics Corp.	540,000	1,911,600
[a,d] Delta Apparel Inc.	749,000	13,489,490
[a] The Dixie Group Inc.	530,000	1,658,900
Flexsteel Industries Inc.	239,895	3,418,504
Movado Group Inc.	140,500	2,350,565

88 | Annual Report

Franklin Value Investors Trust

Statement of Investments, October 31, 2011 (continued)

Annual Report | 89

Franklin Value Investors Trust

Statement of Investments, October 31, 2011 (continued)

aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At October 31, 2011, the value of this security was $351,272, representing 0.10% of net assets.
cContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
dSee Note 9 regarding holdings of 5% voting securities.
eSee Note 8 regarding restricted securities.
fSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

90 | The accompanying notes are an integral part of these financial statements. | Annual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $(0.06) per share of a return of capital adjustment to a previously recorded special dividend received by the Fund.
Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.16%.
dNet investment income per share includes approximately $0.13 per share received in the form of a special dividend paid in connection with a corporate spin-off. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.18%.
eEffective September 1, 2008, the redemption fee was eliminated.
fAmount rounds to less than $0.01 per share.
gTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
hBenefit of expense reduction rounds to less than 0.01%.

Annual Report | The accompanying notes are an integral part of these financial statements. | 91

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $(0.06) per share of a return of capital adjustment to a previously recorded special dividend received by the Fund.
Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 0.48%.
dNet investment income per share includes approximately $0.13 per share received in the form of a special dividend paid in connection with a corporate spin-off. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 0.53%.
eAmount rounds to less than $0.01 per share.
fEffective September 1, 2008, the redemption fee was eliminated.
gTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
hBenefit of expense reduction rounds to less than 0.01%.

92 | The accompanying notes are an integral part of these financial statements. | Annual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $(0.06) per share of a return of capital adjustment to a previously recorded special dividend received by the Fund.
Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 0.97%.
dAmount rounds to less than $0.01 per share.
eNet investment income per share includes approximately $0.13 per share received in the form of a special dividend paid in connection with a corporate spin-off. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.03%.
fEffective September 1, 2008, the redemption fee was eliminated.
gTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
hBenefit of expense reduction rounds to less than 0.01%.
iRounds to less than 0.01%.

Annual Report | The accompanying notes are an integral part of these financial statements. | 93

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $(0.06) per share of a return of capital adjustment to a previously recorded special dividend received by the Fund.
Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.47%.
dNet investment income per share includes approximately $0.13 per share received in the form of a special dividend paid in connection with a corporate spin-off. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.53%.
eEffective September 1, 2008, the redemption fee was eliminated.
fAmount rounds to less than $0.01 per share.
gBenefit of expense reduction rounds to less than 0.01%.

94 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Value Investors Trust

Statement of Investments, October 31, 2011

Franklin MidCap Value Fund	Shares/Units	Value
Common Stocks and Other Equity Interests 95.0%		
Automobiles & Components 3.8%		
Autoliv Inc. (Sweden)	24,700	$ 1,426,919
Harley-Davidson Inc.	39,400	1,532,660
		2,959,579
Banks 2.2%		
Hudson City Bancorp Inc.	127,000	793,750
PNC Financial Services Group Inc.	16,927	909,149
		1,702,899
Capital Goods 12.5%		
ªBabcock & Wilcox Co.	79,900	1,757,001
Carlisle Cos. Inc.	20,800	867,776
Dover Corp.	17,400	966,222
Eaton Corp.	18,200	815,724
ªFortune Brands Home & Security Inc.	19,300	280,429
ITT Corp.	59,400	2,708,640
L-3 Communications Holdings Inc.	13,500	915,030
W.W. Grainger Inc.	7,800	1,336,218
		9,647,040
Commercial & Professional Services 0.4%		
Robert Half International Inc.	12,900	340,947
Consumer Durables & Apparel 1.1%		
Hasbro Inc.	22,400	852,544
Consumer Services 1.6%		
Hillenbrand Inc.	57,500	1,213,825
Diversified Financials 3.8%		
KKR & Co., LP (Units)	109,200	1,472,016
Northern Trust Corp.	36,100	1,460,967
		2,932,983
Energy 11.7%		
Ensco PLC, ADR	34,396	1,708,105
Noble Corp.	28,400	1,020,696
ᵇOverseas Shipholding Group Inc.	40,500	505,440
Peabody Energy Corp.	30,200	1,309,774
ªRowan Cos. Inc.	41,800	1,441,682
Teekay Corp. (Canada)	19,100	492,016
Tidewater Inc.	32,100	1,580,283
ªUnit Corp.	20,000	981,200
		9,039,196
Food, Beverage & Tobacco 6.6%		
Beam Inc.	36,000	1,779,480
Bunge Ltd.	7,394	456,728
Corn Products International Inc.	8,000	388,000
ªDean Foods Co.	88,900	864,108
McCormick & Co. Inc.	34,200	1,660,752
		5,149,068

Annual Report | 95

Franklin Value Investors Trust

Statement of Investments, October 31, 2011 (continued)

Franklin MidCap Value Fund

	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)		
Health Care Equipment & Services 4.8%		
Hill-Rom Holdings Inc.	45,100	$ 1,518,517
ªLaboratory Corp. of America Holdings	18,900	1,584,765
ªLifePoint Hospitals Inc.	16,100	622,426
		3,725,708
Insurance 7.0%		
Arthur J. Gallagher & Co.	58,900	1,820,010
ªGenworth Financial Inc., A	63,300	403,854
Marsh & McLennan Cos. Inc.	20,100	615,462
Old Republic International Corp.	22,175	196,027
W. R. Berkley Corp.	67,900	2,363,599
		5,398,952
Materials 7.1%		
Alcoa Inc.	27,000	290,520
Bemis Co. Inc.	47,600	1,338,036
Celanese Corp., A	29,900	1,302,145
MeadWestvaco Corp.	28,700	801,017
Nucor Corp.	10,800	408,024
Sigma-Aldrich Corp.	20,400	1,335,792
		5,475,534
Media 2.0%		
Time Warner Cable Inc.	24,400	1,554,036
Pharmaceuticals, Biotechnology & Life Sciences 5.1%		
ªEndo Pharmaceuticals Holdings Inc.	50,500	1,631,655
Pharmaceutical Product Development Inc.	30,800	1,016,092
ªWatson Pharmaceuticals Inc.	19,400	1,302,904
		3,950,651
Retailing 6.9%		
Family Dollar Stores Inc.	12,200	715,286
ªGameStop Corp., A	57,100	1,460,047
J.C. Penney Co. Inc.	50,100	1,607,208
Nordstrom Inc.	30,500	1,546,045
		5,328,586
Software & Services 5.5%		
Computer Sciences Corp.	48,500	1,525,810
ªSAIC Inc.	89,300	1,109,999
Total System Services Inc.	82,600	1,642,914
		4,278,723
Technology Hardware & Equipment 2.4%		
Xerox Corp.	231,500	1,893,670
Transportation 1.8%		
J.B. Hunt Transport Services Inc.	33,600	1,421,616
Utilities 8.7%		
DTE Energy Co.	20,300	1,057,833
Northeast Utilities	33,600	1,161,552

96 | Annual Report

Franklin Value Investors Trust

Statement of Investments, October 31, 2011 (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 97

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fBenefit of expense reduction rounds to less than 0.01%.

98 | The accompanying notes are an integral part of these financial statements. | Annual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dEffective September 1, 2008, the redemption fee was eliminated.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fBenefit of expense reduction rounds to less than 0.01%.

Annual Report | The accompanying notes are an integral part of these financial statements. | 99

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fBenefit of expense reduction rounds to less than 0.01%.

100 | The accompanying notes are an integral part of these financial statements. | Annual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fBenefit of expense reduction rounds to less than 0.01%.

Annual Report | The accompanying notes are an integral part of these financial statements. | 101

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eBenefit of expense reduction rounds to less than 0.01%.

102 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Value Investors Trust

Statement of Investments, October 31, 2011

Franklin Small Cap Value Fund	Shares	Value
Common Stocks 97.2%		
Aerospace & Defense 1.9%		
AAR Corp.	697,000	$ 13,891,210
ᵃCeradyne Inc.	514,000	17,198,440
		31,089,650
Automobiles & Components 5.6%		
Autoliv Inc. (Sweden)	430,000	24,841,100
Drew Industries Inc.	319,000	7,665,570
Gentex Corp.	852,500	25,677,300
Thor Industries Inc.	1,066,000	28,185,040
ᵃWinnebago Industries Inc.	560,000	4,558,400
		90,927,410
Banks 1.9%		
Chemical Financial Corp.	469,355	9,448,116
Oriental Financial Group Inc.	755,000	7,995,450
Peoples Bancorp Inc.	183,500	2,427,705
TrustCo Bank Corp. NY	2,188,000	10,852,480
		30,723,751
Building Products 4.6%		
A.O. Smith Corp.	162,000	6,019,920
American Woodmark Corp.	499,700	8,499,897
Apogee Enterprises Inc.	908,000	9,915,360
ᵃGibraltar Industries Inc.	1,041,500	11,623,140
Simpson Manufacturing Co. Inc.	567,000	17,384,220
Universal Forest Products Inc.	736,000	20,659,520
		74,102,057
Commercial & Professional Services 2.9%		
ABM Industries Inc.	799,000	16,155,780
Insperity Inc.	383,200	9,878,896
Mine Safety Appliances Co.	423,200	14,198,360
Schawk Inc.	451,400	6,089,386
		46,322,422
Construction & Engineering 2.0%		
EMCOR Group Inc.	398,000	9,977,860
Granite Construction Inc.	972,000	21,870,000
		31,847,860
Consumer Durables & Apparel 3.2%		
Brunswick Corp.	635,000	11,214,100
D.R. Horton Inc.	430,200	4,788,126
Ethan Allen Interiors Inc.	223,000	4,415,400
ᵃHooker Furniture Corp.	582,900	5,654,130
ᵃLa-Z-Boy Inc.	1,397,900	14,202,664
M.D.C. Holdings Inc.	276,300	6,189,120
ᵃM/I Homes Inc.	577,900	4,316,913
		50,780,453

Annual Report | 103

Franklin Value Investors Trust

Statement of Investments, October 31, 2011 *(continued)*

Franklin Small Cap Value Fund	Shares	Value
Common Stocks (continued)		
Consumer Services 2.1%		
Hillenbrand Inc.	691,000	$ 14,587,010
Regis Corp.	1,184,000	19,370,240
		33,957,250
Electrical Equipment 3.8%		
Brady Corp., A	583,500	17,925,120
ªEnerSys	30,600	689,418
Franklin Electric Co. Inc.	256,300	11,769,296
ªGeneral Cable Corp.	130,700	3,664,828
ªPowell Industries Inc.	274,000	9,209,140
Roper Industries Inc.	220,000	17,842,000
		61,099,802
Energy 13.1%		
Arch Coal Inc.	136,000	2,477,920
ªAtwood Oceanics Inc.	522,000	22,310,280
Bristow Group Inc.	618,800	30,803,864
CONSOL Energy Inc.	91,000	3,891,160
Energen Corp.	284,000	13,933,040
ªHelix Energy Solutions Group Inc.	1,058,100	19,109,286
ªOil States International Inc.	335,000	23,319,350
ᶜOverseas Shipholding Group Inc.	475,000	5,928,000
Peabody Energy Corp.	119,000	5,161,030
ªRowan Cos. Inc.	827,000	28,523,230
Teekay Corp. (Canada)	295,800	7,619,808
Tidewater Inc.	523,000	25,747,290
ªUnit Corp.	435,000	21,341,100
		210,165,358
Food & Staples Retailing 0.4%		
Casey's General Stores Inc.	129,000	6,391,950
Food, Beverage & Tobacco 1.3%		
Lancaster Colony Corp.	306,000	20,355,120
Health Care Equipment & Services 2.7%		
Hill-Rom Holdings Inc.	106,100	3,572,387
STERIS Corp.	452,400	14,015,352
Teleflex Inc.	297,000	17,778,420
West Pharmaceutical Services Inc.	205,200	7,976,124
		43,342,283
Industrial Conglomerates 1.2%		
Carlisle Cos. Inc.	458,000	19,107,760
Insurance 11.3%		
American National Insurance Co.	49,900	3,565,854
Arthur J. Gallagher & Co.	304,400	9,405,960
Aspen Insurance Holdings Ltd.	644,000	17,059,560
The Hanover Insurance Group Inc.	482,200	18,400,752
HCC Insurance Holdings Inc.	235,300	6,261,333

104 | Annual Report

Franklin Value Investors Trust

Statement of Investments, October 31, 2011 *(continued)*

Franklin Small Cap Value Fund	Shares	Value
Common Stocks (continued)		
Insurance (continued)		
Montpelier Re Holdings Ltd. (Bermuda)	810,000	$ 14,175,000
Old Republic International Corp.	1,820,000	16,088,800
Protective Life Corp.	1,477,000	27,472,200
RLI Corp.	127,000	8,933,180
StanCorp Financial Group Inc.	521,000	17,682,740
Tower Group Inc.	822,456	19,516,881
Transatlantic Holdings Inc.	137,600	7,160,704
Validus Holdings Ltd. (Bermuda)	566,111	15,488,797
		181,211,761
Machinery 14.5%		
*Astec Industries Inc.	412,000	13,699,000
Briggs & Stratton Corp.	765,300	11,173,380
CIRCOR International Inc.	159,309	5,547,139
*EnPro Industries Inc.	425,000	14,637,000
Gardner Denver Inc.	310,000	23,972,300
Graco Inc.	329,300	14,140,142
Kaydon Corp.	346,600	10,904,036
Kennametal Inc.	530,000	20,611,700
Lincoln Electric Holdings Inc.	540,400	19,670,560
Mueller Industries Inc.	532,000	21,519,400
Nordson Corp.	284,000	13,169,080
Pentair Inc.	276,526	9,941,110
Timken Co.	128,000	5,391,360
Trinity Industries Inc.	985,000	26,860,950
*Wabash National Corp.	1,743,000	12,026,700
Watts Water Technologies Inc., A	327,600	10,316,124
		233,579,981
Materials 7.1%		
A. Schulman Inc.	583,000	12,307,130
AptarGroup Inc.	120,000	5,756,400
Cabot Corp.	420,000	12,675,600
Commercial Metals Co.	497,300	6,181,439
H.B. Fuller Co.	258,600	5,557,314
Reliance Steel & Aluminum Co.	566,500	25,033,635
RPM International Inc.	973,400	21,872,298
Sensient Technologies Corp.	254,000	9,387,840
Steel Dynamics Inc.	1,178,600	14,720,714
		113,492,370
Pharmaceuticals, Biotechnology & Life Sciences 1.0%		
*Mettler-Toledo International Inc.	40,500	6,220,800
Pharmaceutical Product Development Inc.	308,000	10,160,920
		16,381,720
Retailing 9.3%		
Brown Shoe Co. Inc.	1,221,000	10,879,110
The Cato Corp., A	573,000	14,685,990
Christopher & Banks Corp.	1,490,000	4,961,700

Annual Report | 105

Franklin Value Investors Trust

Statement of Investments, October 31, 2011 (continued)

106 | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 107

Franklin Value Investors Trust

Financial Statements

Statements of Assets and Liabilities

October 31, 2011

	Franklin All Cap Value Fund	Franklin Balance Sheet Investment Fund	Franklin Large Cap Value Fund
Assets:			
Investments in securities:			
Cost - Unaffiliated issuers	$ 19,671,607	$1,180,257,203	$123,321,712
Cost - Non-controlled affiliated issuers (Note 9)	—	93,102,303	—
Cost - Sweep Money Fund (Note 7)	1,469,635	51,366,726	3,080,700
Cost - Repurchase agreements	—	24,148,226	—
Total cost of investments	$ 21,141,242	$1,348,874,458	$126,402,412
Value - Unaffiliated issuers	$ 21,785,895	$1,633,505,057	$132,757,345
Value - Non-controlled affiliated issuers (Note 9)	—	50,841,556	—
Value - Sweep Money Fund (Note 7)	1,469,635	51,366,726	3,080,700
Value - Repurchase agreements	—	24,148,226	—
Total value of investments*	23,255,530	1,759,861,565	135,838,045
Cash	—	98,497	—
Receivables:			
Investment securities sold	55,802	12,535,740	700,096
Capital shares sold	39,894	1,689,762	77,833
Dividends and interest	12,048	1,255,104	159,562
Other assets	2	224	273
Total assets	23,363,276	1,775,440,892	136,775,809
Liabilities:			
Payables:			
Capital shares redeemed	26,048	11,984,045	532,308
Affiliates	12,334	1,165,054	146,546
Reports to shareholders	3,280	78,227	14,051
Professional fees	4,023	5,590	7,096
Unaffiliated transfer agent fees	3,741	761,626	23,860
Payable upon return of securities loaned	—	27,183,879	—
Accrued expenses and other liabilities	977	21,674	1,959
Total liabilities	50,403	41,200,095	725,820
Net assets, at value	$ 23,312,873	$1,734,240,797	$136,049,989
Net assets consist of:			
Paid-in capital	$ 25,078,967	$1,137,192,682	$137,585,017
Undistributed net investment income	67,272	600,254	723,003
Net unrealized appreciation (depreciation)	2,114,288	410,987,107	9,435,633
Accumulated net realized gain (loss)	(3,947,654)	185,460,754	(11,693,664)
Net assets, at value	$ 23,312,873	$1,734,240,797	$136,049,989

*Includes securities loaned .... $ — $ 24,409,364 $ —

108 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 109

Franklin Value Investors Trust

Financial Statements *(continued)*

Statements of Assets and Liabilities *(continued)*
October 31, 2011

	Franklin MicroCap Value Fund	Franklin MidCap Value Fund	Franklin Small Cap Value Fund
Assets:			
Investments in securities:			
Cost - Unaffiliated issuers	$177,342,712	$ 71,131,954	$1,334,656,617
Cost - Non-controlled affiliated issuers (Note 9)	73,371,367	—	9,681,566
Cost - Sweep Money Fund (Note 7)	24,950,059	3,796,999	45,482,316
Cost - Repurchase agreements	—	577,156	5,553,522
Total cost of investments	$275,664,138	$ 75,506,109	$1,395,374,021
Value - Unaffiliated issuers	$239,146,599	$ 73,640,853	$1,559,084,446
Value - Non-controlled affiliated issuers (Note 9)	84,726,215	—	5,654,130
Value - Sweep Money Fund (Note 7)	24,950,059	3,796,999	45,482,316
Value - Repurchase agreements	—	577,156	5,553,522
Total value of investments[a]	348,822,873	78,015,008	1,615,774,414
Receivables:			
Investment securities sold	136,543	—	658,553
Capital shares sold	232,368	329,242	4,272,138
Dividends and interest	94,801	36,007	789,806
Other assets	39	8	178
Total assets	349,286,624	78,380,265	1,621,495,089
Liabilities:			
Payables:			
Capital shares redeemed	584,793	230,290	4,735,821
Affiliates	267,092	53,487	1,426,555
Allocator Funds (Note 10)	9,947	—	—
Reports to shareholders	11,852	10,261	135,975
Professional fees	6,193	3,993	8,314
Unaffiliated transfer agent fees	48,988	22,658	661,489
Funds advanced by custodian	10,470	—	—
Payable upon return of securities loaned	—	577,156	6,767,860
Accrued expenses and other liabilities	3,982	1,481	14,207
Total liabilities	943,317	899,326	13,750,221
Net assets, at value	$348,343,307	$ 77,480,939	$1,607,744,868
Net assets consist of:			
Paid-in capital	$234,319,265	$ 86,338,646	$1,317,080,700
Undistributed net investment income (distributions in excess of net investment income)	(141,292)	325,138	3,240,700
Net unrealized appreciation (depreciation)	73,158,735	2,508,899	220,400,393
Accumulated net realized gain (loss)	41,006,599	(11,691,744)	67,023,075
Net assets, at value	$348,343,307	$ 77,480,939	$1,607,744,868

[a]Includes securities loaned .... $ — $ 505,440 $ 5,926,977

110 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Value Investors Trust

Financial Statements (continued)

Statements of Assets and Liabilities (continued)
October 31, 2011

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Annual Report | The accompanying notes are an integral part of these financial statements. | 111

112 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 113

114 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 115

116 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Value Investors Trust

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Value Investors Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of six funds (Funds). The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Repurchase agreements are valued at cost, which approximates market value.

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Franklin Value Investors Trust

Notes to Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

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Franklin Value Investors Trust

Notes to Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Repurchase Agreements

Certain funds enter into repurchase agreements, which are accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. All repurchase agreements held by the Funds at year end had been entered into on October 31, 2011.

d. Securities Lending

Certain funds participate in a principal based security lending program. The fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund on the next business day. The collateral is invested in repurchase agreements and/or in a non-registered money fund managed by the fund’s custodian on the fund’s behalf. The fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the principal may default on its obligations to the fund.

e. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. Each fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. Each fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability)

Annual Report | 119

Franklin Value Investors Trust

Notes to Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Income Taxes (continued)

threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of October 31, 2011, and for all open tax years, each fund has determined that no provision for income tax is required in each fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply the Funds record an estimated deferred tax liability for unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Funds are notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Distributions received by the fund from certain securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

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Franklin Value Investors Trust

Notes to Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
g.	Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At October 31, 2011, there were an unlimited number of shares authorized ($0.01 par value).

Transactions in the Funds’ shares were as follows:

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Franklin Value Investors Trust

Notes to Financial Statements (continued)

122 | Annual Report

Franklin Value Investors Trust

Notes to Financial Statements (continued)

2. Shares of Beneficial Interest *(continued)*

	Franklin All Cap Value Fund		Franklin Balance Sheet Investment Fund	
	Shares	Amount	Shares	Amount
Advisor Class Shares:				
Year ended October 31, 2011				
Shares sold	80,826	$ 717,163	2,923,203	$ 132,837,175
Shares issued in reinvestment of distributions	874	7,796	249,773	11,724,350
Shares redeemed	(25,178)	(216,670)	(1,842,538)	(82,310,454)
Net increase (decrease)	56,522	$ 508,289	1,330,438	$ 62,251,071
Year ended October 31, 2010				
Shares sold	21,555	$ 171,905	1,153,783	$ 51,543,309
Shares issued in reinvestment of distributions	1,032	7,616	35,286	1,511,662
Shares redeemed	(22,462)	(172,561)	(1,490,960)	(67,616,865)
Net increase (decrease)	125	$ 6,960	(301,891)	$ (14,561,894)

	Franklin Large Cap Value Fund		Franklin MicroCap Value Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Year ended October 31, 2011				
Shares sold	2,397,795	$ 29,982,654	507,149	$ 16,401,046
Shares issued in reinvestment of distributions	48,916	606,059	234,205	7,286,121
Shares redeemed	(2,568,856)	(31,922,642)	(1,533,491)	(50,084,537)
Net increase (decrease)	(122,145)	$ (1,333,929)	(792,137)	$ (26,397,370)
Year ended October 31, 2010				
Shares sold	1,900,021	$ 21,497,638	665,315	$ 19,070,215
Shares issued in reinvestment of distributions	126,213	1,400,961	47,203	1,245,682
Shares redeemed	(2,637,351)	(29,643,667)	(2,274,372)	(65,914,277)
Net increase (decrease)	(611,117)	$ (6,745,068)	(1,561,854)	$ (45,598,380)
Class B Shares:				
Year ended October 31, 2011				
Shares sold	20,632	$ 264,955		
Shares redeemed	(192,801)	(2,393,161)		
Net increase (decrease)	(172,169)	$ (2,128,206)		
Year ended October 31, 2010				
Shares sold	26,466	$ 301,837		
Shares issued in reinvestment of distributions	4,144	45,876		
Shares redeemed	(265,996)	(2,987,623)		
Net increase (decrease)	(235,386)	$ (2,639,910)

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Franklin Value Investors Trust

Notes to Financial Statements (continued)

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Franklin Value Investors Trust

Notes to Financial Statements (continued)

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Franklin Value Investors Trust

Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary

Franklin Advisory Services, LLC (Advisory Services) Franklin Templeton Services, LLC (FT Services) Franklin Templeton Distributors, Inc. (Distributors)

Franklin Templeton Investor Services, LLC (Investor Services)

Affiliation Investment manager Administrative manager Principal underwriter Transfer agent

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Franklin Value Investors Trust

Notes to Financial Statements (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Franklin All Cap Value Fund and the Franklin Large Cap Value Fund each pay an investment management fee to Advisory Services based on their respective average daily net assets as follows:

The Franklin Balance Sheet Investment Fund pays an investment management fee to Advisory Services based on the average daily net assets of the fund as follows:

The Franklin MicroCap Value Fund pays an investment management fee to Advisory Services of 0.75% per year of the average daily net assets of the fund.

The Franklin MidCap Value Fund pays an investment management fee to Advisory Services based on the average daily net assets of the fund as follows:

Annual Report | 127

Franklin Value Investors Trust

Notes to Financial Statements (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees (continued)

The Franklin Small Cap Value Fund pays an investment management fee to Advisory Services based on the average daily net assets of the fund as follows:

b. Administrative Fees

FT Services provides administrative services to the Funds. The Franklin All Cap Value Fund, the Franklin Large Cap Value Fund and the Franklin MidCap Value Fund each pay an administrative fee to FT Services of 0.20% per year of their respective average daily net assets. Under an agreement with Advisory Services, the administrative fee for the Franklin Balance Sheet Investment Fund, the Franklin MicroCap Value Fund and the Franklin Small Cap Value Fund is paid by Advisory Services based on each fund’s average daily net assets, and is not an additional expense of the funds.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Funds’ Class B, C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

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Franklin Value Investors Trust

Notes to Financial Statements (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees (continued)

The Board of Trustees has set the current rate at 0.30% per year for Class A shares for the Franklin All Cap Value Fund, the Franklin Large Cap Value Fund, the Franklin MidCap Value Fund, and the Franklin Small Cap Value Fund until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the year:

e. Transfer Agent Fees

For the year ended October 31, 2011, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

Advisory Services and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Franklin All Cap Value Fund and the Franklin MidCap Value Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the funds do not exceed 0.90% and 1.05%, respectively (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until February 29, 2012.

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Franklin Value Investors Trust

Notes to Financial Statements (continued)

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the year ended October 31, 2011, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At October 31, 2011, the capital loss carryforwards were as follows:

During the year ended October 31, 2011, the Funds utilized capital loss carryforwards as follows:

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

The tax character of distributions paid during the years ended October 31, 2011 and 2010, was as follows:

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Franklin Value Investors Trust

Notes to Financial Statements (continued)

At October 31, 2011, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Annual Report | 131

Franklin Value Investors Trust

Notes to Financial Statements (continued)

5. INCOME TAXES (continued)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended October 31, 2011, were as follows:

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Funds invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. RESTRICTED SECURITIES

The Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.

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Franklin Value Investors Trust

Notes to Financial Statements (continued)

8. RESTRICTED SECURITIES (continued)

At October 31, 2011, the Franklin MicroCap Value Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

aThe Fund also invests in unrestricted securities or other investments in the issuer, valued at $351,272 as of October 31, 2011.

9. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Franklin Balance Sheet Investment Fund, the Franklin MicroCap Value Fund and the Franklin Small Cap Value Fund for the year ended October 31, 2011, were as shown below.

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10. SPECIAL SERVICING AGREEMENT

The Franklin MicroCap Value Fund, which is an eligible underlying investment of one or more of the Franklin Templeton Fund Allocator Series Funds (Allocator Funds), participates in a Special Servicing Agreement (SSA) with the Allocator Funds and certain service providers of the fund and the Allocator Funds. Under the SSA, the fund may pay a portion of the Allocator Funds’ expenses (other than any asset allocation, administrative and distribution fees), to the extent such payments are less than the amount of the benefits realized or expected to be realized by the fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the fund by the Allocator Funds. The Allocator Funds are either managed by Franklin Advisers, Inc. or administered by FT Services, affiliates of Advisory Services. For the year ended October 31, 2011, the fund was held by one or more of the Allocator Funds and the amount of expenses borne by the fund is noted in the Statements of Operations. At October 31, 2011, 23.60% of the fund’s outstanding shares was held by one or more of the Allocator Funds.

11. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the

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Franklin Value Investors Trust

Notes to Financial Statements (continued)

11. CREDIT FACILITY (continued)

Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statements of Operations. During the year ended October 31, 2011, the Funds did not use the Global Credit Facility.

12. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in deter- mining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of October 31, 2011, in valuing the Funds’ assets and liabilities carried at fair value:

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Franklin Value Investors Trust

Notes to Financial Statements (continued)

12. FAIR VALUE MEASUREMENTS *(continued)*

	Level 1	Level 2	Level 3	Total
Franklin Balance Sheet Investment Fund				
Assets:				
Investments in Securities:				
Equity Investments:				
Utilities	$ 196,726,566	$ 33,600,000	$ —	$ 230,326,566
All Other Equity Investments[a]	1,451,591,525	—	—	1,451,591,525
Short Term Investments	51,366,726	26,576,748	—	77,943,474
Total Investments in Securities	$1,699,684,817	$ 60,176,748	$ —	$1,759,861,565
Franklin Large Cap Value Fund				
Assets:				
Investments in Securities:				
Equity Investments[a]	$ 132,757,345	$ —	$ —	$ 132,757,345
Short Term Investments	3,080,700	—	—	3,080,700
Total Investments in Securities	$ 135,838,045	$ —	$ —	$ 135,838,045
Franklin MicroCap Value Fund				
Assets:				
Investments in Securities:				
Equity Investments:				
Capital Goods	$ 67,690,902	$ —	$ 595,234	$ 68,286,136
Real Estate	4,666,538	—	341,280	5,007,818
All Other Equity Investments[a]	250,570,485	—	—	250,570,485
Short Term Investments	24,950,059	8,375	—	24,958,434
Total Investments in Securities	$ 347,877,984	$ 8,375	$ 936,514	$ 348,822,873
Franklin MidCap Value Fund				
Assets:				
Investments in Securities:				
Equity Investments[a]	$ 73,640,853	$ —	$ —	$ 73,640,853
Short Term Investments	3,796,999	577,156	—	4,374,155
Total Investments in Securities	$ 77,437,852	$ 577,156	$ —	$ 78,015,008
Franklin Small Cap Value Fund				
Assets:				
Investments in Securities:				
Equity Investments[a]	$1,562,441,510	$ —	$ —	$1,562,441,510
Corporate Bonds	—	1,325,595	—	1,325,595
Short Term Investments	45,482,316	6,524,993	—	52,007,309
Total Investments in Securities	$1,607,923,826	$ 7,850,588	$ —	$1,615,774,414

[a]For detailed category descriptions, see the accompanying Statement of Investments.

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Franklin Value Investors Trust

Notes to Financial Statements (continued)

12. FAIR VALUE MEASUREMENTS (continued)

At October 31, 2011, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the Franklin MicroCap Value Fund’s fair value, is as follows:

aThe investment was transferred out of Level 3 as a result of the availability of a quoted market price in an active market for identical securities inputs.

13. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Funds are currently reviewing the requirements and believe the adoption of this ASU will not have a material impact on the financial statements.

14. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

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Franklin Value Investors Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Value Investors Trust

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin All Cap Value Fund, Franklin Balance Sheet Investment Fund, Franklin Large Cap Value Fund, Franklin MicroCap Value Fund, Franklin MidCap Value Fund and Franklin Small Cap Value Fund (separate portfolios of Franklin Value Investors Trust, hereafter referred to as the “Funds”) at October 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
December 16, 2011

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Franklin Value Investors Trust

Tax Designation (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Funds designate the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended October 31, 2011:

     Section 871(k)(2)(C) of the Code, the Funds designate the maximum amount allowable no less than the following amounts as short term capital gain dividends for purposes of the imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended October 31, 2011:

Under Section 854(b)(2) of the Code, the Funds designate the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended October 31, 2011:

Under Section 854(b)(2) of the Code, the Funds designate the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended October 31, 2011:

Distributions, including qualified dividend income, paid during calendar year 2011 will be reported to shareholders on Form 1099—DIV in January 2012. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 871(k)(1)(C) of the Code, the Funds designate the maximum amount allowable but no less than the following amounts as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended October 31, 2011:

Annual Report | 139

Franklin Value Investors Trust

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
David P. Goss (1947) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2000	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.				
Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Secretary and Vice President	Secretary since 2005 and Vice President since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.				
Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Director, Fund Accounting, Franklin Templeton Investments; and officer of four of the investment companies in Franklin Templeton Investments.				
Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 1989	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 25 of the investment companies in Franklin Templeton Investments.				
Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of the South; and officer of 45 of the investment companies in Franklin Templeton Investments.				
Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.				

142 | Annual Report

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and **formerly,** Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).				
Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since May 2011	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Assistant Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.				

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**William J. Lippman is considered to be an interested person of the Trust under the federal securities laws due to his position as an officer of some of the subsidiaries of Franklin Resources, Inc., which is the parent company of the Trust's investment manager and distributor.

Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund's Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund's Board has determined that there is at least one such financial expert on the Audit Committee and has designated Frank T. Crohn as its audit committee financial expert. The Board believes that Mr. Crohn, who currently is a director of various companies and Chairs the Fund's Audit Committee, qualifies as such an expert in view of his business background and experience, which includes service as Chief Executive Officer of National Benefit Life Insurance Company (1963-1982), Chief Executive Officer of Financial Benefit Life Insurance Company (1982-1996), and service as a Director of Amvestors Financial Corporation until 1997. As a result of such background and experience, the Board believes that Mr. Crohn has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Crohn is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

Annual Report | 143

Franklin Value Investors Trust

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

144 | Annual Report

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Annual Report and Shareholder Letter

FRANKLIN VALUE INVESTORS TRUST

Investment Manager
Franklin Advisory Services, LLC

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2011 Franklin Templeton Investments. All rights reserved.

FVIT A 12/11

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A
(d)	N/A
(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank T. Crohn and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $177,624 for the fiscal year ended October 31, 2011 and $173,729 for the fiscal year ended October 31, 2010.

(b) Audit-Related Fees

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4 were $2,894 for the fiscal year ended October 31, 2011 and $2,769 for the fiscal year ended October 31, 2010. The services for which these fees were paid included attestation services.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

FVIT N-CSR PE 10/31/11

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $75,000 for the fiscal year ended October 31, 2011 and $35,000 for the fiscal year ended October 31, 2010. The services for which these fees were paid included technical tax consultation for capital gain tax reporting to foreign governments and derivative instruments.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended October 31, 2011 and $1,529 for the fiscal year ended October 31, 2010. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended October 31, 2011 and $143,271 for the fiscal year ended October 31, 2010. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)	pre-approval of all audit and audit related services;
(ii)	pre-approval of all non-audit related services to be provided to the Fund by the auditors;

     (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

     (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities

FVIT N-CSR PE 10/31/11

Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f)	No disclosures are required by this Item 4(f).
(g)	The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $77,894 for the fiscal year ended October 31, 2011 and $182,569 for the fiscal year ended October 31, 2010.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

FVIT N-CSR PE 10/31/11

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Matthew T. Hinkle, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Matthew T. Hinkle, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN VALUE INVESTORS TRUST

FVIT N-CSR PE 10/31/11

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date December 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date December 28, 2011

By /s/MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Financial Officer and
Chief Accounting Officer
Date December 28, 2011

FVIT N-CSR PE 10/31/11